Organization and Principal Activities (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
Organization and Principal Activities [Line Items]
Lone term			3 years
Percentage of base transaction price	100.00%
Equity method investees (in Yuan Renminbi)
Deposits (in Yuan Renminbi)
Percentage of all properties	10.00%
Percentage of unsold properties	10.00%
Funds providers (in Yuan Renminbi)		¥ 1,068
Sales incentive income recognized (in Dollars) | $
Self-Commitment or Non-Group Collaborative Agreements | Sales Incentive [Member]
Organization and Principal Activities [Line Items]
Sales incentive income (in Yuan Renminbi)		¥ 405
Minimum [Member] | Long-Term Loans [Member]
Organization and Principal Activities [Line Items]
Annual interest rate	0.20%
Maximum [Member] | Long-Term Loans [Member]
Organization and Principal Activities [Line Items]
Annual interest rate	0.50%